DEPOSITS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2022
Deposits From Banks
Composition by nature

a)    Composition by nature

	R$ thousands
	On December 31, 2022	On December 31, 2021
Demand deposits	1,187,198	1,508,083
Interbank deposits	1,553,496	4,655,644
Securities sold under agreements to repurchase	222,694,031	222,574,700
Borrowings	32,625,290	26,546,104
Onlending	23,888,023	23,724,749
Total	281,948,038	279,009,280